Offerings	Nov. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, without par value
Amount Registered | shares	250,084,200
Maximum Aggregate Offering Price	$ 10,244,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,414,737.83
Rule 457(f)	true
Amount of Securities Received | shares	134,000,000
Value of Securities Received, Per Share	76.45
Value of Securities Received	$ 10,244,300,000.00
Fee Note MAOP	$ 10,244,300,000.00
Offering Note	(1) The number of shares of common stock, without par value, of Fifth Third Bancorp common stock ("Fifth Third" and such shares, the "Fifth Third common stock") being registered is based upon an estimate of (i) the maximum number of shares of common stock, par value $5.00 per share, of Comerica Incorporated ("Comerica" and such shares, the "Comerica common stock") outstanding as of October 31, 2025 or issuable or expected to be converted or exchanged in connection with the merger of Comerica Incorporated and Fifth Third Financial Corporation, a wholly owned subsidiary of Fifth Third (the "merger"), collectively equal to 134,000,000, multiplied by (y) the exchange ratio of 1.8663 shares of Fifth Third common stock for each share of Comerica common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated in accordance with Rules 457(c) and Rule 457(f)(1) promulgated thereunder. The maximum aggregate offering price ($10,244,300,000) is (x) the average of the high and the low sale prices of the Comerica common stock as reported on the New York Stock Exchange (the "NYSE") on October 31, 2025 ($76.45 per share), multiplied by (y) the estimated maximum number of shares of Comerica common stock that may be exchanged or converted in the merger for the securities being registered (134,000,000).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series M, no par value
Amount Registered | shares	400,000
Maximum Aggregate Offering Price	$ 392,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,135.20
Rule 457(f)	true
Amount of Securities Received | shares	400,000
Value of Securities Received, Per Share	980.00
Value of Securities Received	$ 392,000,000.00
Fee Note MAOP	$ 392,000,000.00
Offering Note	(3) Represents the estimated maximum number of shares of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series M, no par value, of Fifth Third (the "new Fifth Third preferred stock") estimated to be issuable to holders of record of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B, no par value, of Comerica ("Comerica preferred stock"), in the merger. This number is based on the number of shares of Comerica preferred stock outstanding as of October 31, 2025, and the conversion of each such share into a share of new Fifth Third preferred stock, pursuant to the merger agreement. (4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act. The aggregate offering price ($392,000,000) is (x) the book value per share of Comerica preferred stock, as of October 31, 2025 ($980.00) multiplied by (y) the maximum number of shares of Comerica preferred stock to be converted in the merger (400,000).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Depositary Shares, each representing a 1/40th interest in a share of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series M
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is payable in respect of the depositary shares each representing a 1/40th interest in a share of new Fifth Third preferred stock.